UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments

September 30, 2007

(Unaudited)

Shares	Security	Value
COMMON STOCK – (99.21%)

AUTOMOBILES & COMPONENTS – (4.18%)
2,824,300	Harley-Davidson, Inc.	$130,510,903
CAPITAL GOODS – (3.78%)
2,665,950	Tyco International Ltd.	118,208,223
CAPITAL MARKETS – (15.41%)
2,234,540	Ameriprise Financial, Inc.	141,021,820
3,749,200	Bank of New York Mellon Corp.	165,489,688
1,566,800	Merrill Lynch & Co., Inc.	111,681,504
3,501,549	RHJ International* (Belgium)	63,661,168
		481,854,180
CONSUMER FINANCE – (9.12%)
4,802,800	American Express Co.	285,142,236
DIVERSIFIED FINANCIAL SERVICES – (3.74%)
2,467,300	JPMorgan Chase & Co.	113,051,686
100,000	Oaktree Capital Group, LLC, Class A (b)	3,700,000
		116,751,686
ENERGY – (11.82%)
4,211,500	ConocoPhillips	369,643,355
FOOD & STAPLES RETAILING – (12.57%)
4,420,900	Costco Wholesale Corp.	271,399,051
2,787,900	Wal-Mart Stores, Inc.	121,691,835
		393,090,886
HEALTH CARE EQUIPMENT & SERVICES – (3.54%)
2,665,950	Covidien Ltd.*	110,636,925
HOUSEHOLD & PERSONAL PRODUCTS – (5.93%)
2,635,100	Procter & Gamble Co.	185,352,934
MEDIA – (3.70%)
5,262,500	News Corp., Class A	115,722,375
MULTI-LINE INSURANCE – (9.76%)
4,508,600	American International Group, Inc.	305,006,790
PROPERTY & CASUALTY INSURANCE – (8.91%)
1,335	Berkshire Hathaway Inc., Class A*	158,210,850
1,551,000	Millea Holdings, Inc. (Japan)	62,382,971
6,665,300	NIPPONKOA Insurance Co., Ltd. (Japan)	57,969,222
		278,563,043
SOFTWARE & SERVICES – (3.73%)
3,958,600	Microsoft Corp.	116,620,356
TECHNOLOGY HARDWARE & EQUIPMENT – (3.02%)
2,665,950	Tyco Electronics Ltd.	94,454,609

	Total Common Stock – (identified cost $2,465,251,137)	3,101,558,501

Schedule of Investments – (Continued)

September 30, 2007

(Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.06%)

$550,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $550,233
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.308%, 02/15/08-08/01/45,
	total market value $561,000)	$550,000
440,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $440,186
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-7.361%, 02/15/27-09/25/37,
	total market value $448,800)	440,000
550,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.05%,
	10/01/07, dated 09/28/07, repurchase value of $550,231
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-8.00%, 01/01/09-08/01/37,
	total market value $561,000)	550,000
302,000	UBS Securities LLC Joint Repurchase Agreement, 5.08%,
	10/01/07, dated 09/28/07, repurchase value of $302,128
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 03/01/20-09/01/37,
	total market value $308,040)	302,000

	Total Short Term Investments – (identified cost $1,842,000)	1,842,000

Total Investments – (99.27%) – (identified cost $2,467,093,137) – (a)		$3,103,400,501
Other Assets Less Liabilities– (0.73%)		22,798,566
Total Net Assets – (100%)		$3,126,199,067

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $2,469,106,901. At September 30, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$670,366,762
Unrealized depreciation	(36,073,162)
Net unrealized appreciation	$634,293,600

(b)  Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Clipper Fund was $3,700,000 or 0.12% of the Fund’s net assets as of September 30, 2007.

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Schedule of Investments – (Continued)

September 30, 2007

(Unaudited)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

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ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2007